UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    April 22, 2008

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 91

Form 13F information table value total: $182,381,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,670       46,375 SH   SOLE              0   0   46,375
Abbott Labs                    COM      002824 10 0    2,830       51,330 SH   SOLE              0   0   51,330
Adobe Sys Inc	               COM      00724F 10 1      867       24,375 SH   SOLE              0   0   24,375
American Int'l Group           COM      026874 10 7      619       14,325 SH   SOLE              0   0   14,325
Amgen Inc.                     COM      031162 10 0    1,647       39,442 SH   SOLE              0   0   39,442
Anadarko Petroleum             COM      032511 10 7    1,214       19,275 SH   SOLE              0   0   19,275
Anheuser Busch Cos Inc         COM      035229 10 3    3,220       67,870 SH   SOLE              0   0   67,870
AT&T Corp                  COM NEW      00206R 10 2    4,265	  111,374 SH   SOLE              0   0  111,374
Auto Data Processing In        COM      053015 10 3    2,354       55,545 SH   SOLE              0   0   55,545
Bank of America Corporation    COM      060505 10 4    1,673       44,152 SH   SOLE              0   0   44,152
Baxter Intl Inc                COM      071813 10 9    4,044       69,957 SH   SOLE              0   0   69,957
Becton Dickinson & Co          COM      075887 10 9    3,152	   36,717 SH   SOLE              0   0   36,717
Berkshire Hathaway Inc Del    CL B      084670 20 7      733          164 SH   SOLE              0   0      164
Boeing Co                      COM      097023 10 5    2,342       31,499 SH   SOLE              0   0   31,499
BP PLC               SPONSORED ADR      110889 40 9    3,697       60,965 SH   SOLE              0   0   60,965
Cadbury Schweppes PLC          ADR      127209 30 2    2,370       53,611 SH   SOLE              0   0   53,611
Chevron Corp New               COM      166764 10 0    5,328       62,418 SH   SOLE              0   0   62,418
Cisco Sys Inc                  COM      17275R 10 2    3,342      138,769 SH   SOLE              0   0  138,769
Citigroup Inc                  COM      172967 10 1      731       34,171 SH   SOLE              0   0   34,171
Coca Cola Co                   COM      191216 10 0    2,588       42,526 SH   SOLE              0   0   42,526
ConocoPhillips                 COM      20825C 10 4    2,162       28,370 SH   SOLE              0   0   28,370
Corning Inc                    COM      219350 10 5    2,244       93,374 SH   SOLE              0   0   93,374
Costco Whsl Corp New           COM      22160Q 10 2    2,820       43,405 SH   SOLE              0   0   43,405
Disney Walt Co.                COM      254687 10 6    2,159       68,814 SH   SOLE              0   0   68,814
EMC Corp Mass                  COM      268648 10 2    1,279       89,235 SH   SOLE              0   0   89,235
Ebay Inc                       COM      278642 10 3    1,210       40,575 SH   SOLE              0   0   40,575
Electronic Arts Inc            COM      285512 10 9    1,089       21,815 SH   SOLE              0   0   21,815
Emerson Elec Co                COM      291011 10 4    2,168       42,142 SH   SOLE              0   0   42,142
Exxon Mobil Corp               COM      30231G 10 2    4,372       51,697 SH   SOLE              0   0   51,697
Fifth Third Bancorp            COM      316773 10 0      229       10,950 SH   SOLE              0   0   10,950
Frontier Communications Corp.  COM      17453B 10 1      884       84,365 SH   SOLE              0   0   84,365
Gannett Inc                    COM      364730 10 1    1,083       37,285 SH   SOLE              0   0   37,285
Genentech Inc New              COM      368710 40 6    2,027       24,970 SH   SOLE              0   0   24,970
General Electric Co            COM      369604 10 3    4,345      117,417 SH   SOLE              0   0  117,417
General Mills Inc.             COM      370334 10 4    1,333       22,267 SH   SOLE              0   0   22,267
Getty Images Inc.	       COM      374276 10 3      262        8,200 SH   SOLE              0   0    8,200
Google Inc.                  CL  A      38259P 50 8    1,348        3,062 SH   SOLE              0   0    3,062
Hain Celestial Group Inc       COM      405217 10 0      443       15,050 SH   SOLE              0   0   15,050
Hewlett-Packard Co             COM      428236 10 3    4,335       94,946 SH   SOLE              0   0   94,946
Home Depot Inc                 COM      437076 10 2    1,910       68,305 SH   SOLE              0   0   68,305
Hubbell Inc                  CL  A      443510 10 2    1,138       23,900 SH   SOLE              0   0   23,900
Hubbell Inc                  CL  B      443510 20 1      485       11,111 SH   SOLE              0   0   11,111
Hutton Tele Trust              COM      447900 10 1       78       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    5,179      244,532 SH   SOLE              0   0  244,532
Intl Business Machs            COM      459200 10 1    7,044       61,181 SH   SOLE              0   0   61,181
Intl Game Technolog            COM      459902 10 2    1,108       27,565 SH   SOLE              0   0   27,565
Johnson & Johnson              COM      478160 10 4    4,829       74,446 SH   SOLE              0   0   74,446
Kansas City Life Ins Co        COM      484836 10 1      201        4,200 SH   SOLE              0   0    4,200
Lee Enterprises Inc            COM      523768 10 9      115       11,551 SH   SOLE              0   0   11,551
Liberty Media Entertainment    COM      53071M500        417       18,456 SH   SOLE              0   0   18,456
Liberty Media Interactive      COM      53071M 10 4      291       18,075 SH   SOLE              0   0   18,075
Lilly Eli & Co.                COM      532457 10 8    2,683       52,009 SH   SOLE              0   0   52,009
Masco Corp                     COM      574599 10 6    1,281       64,641 SH   SOLE              0   0   64,641
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,746       74,293 SH   SOLE              0   0   74,293
Medtronic Inc                  COM      585055 10 6      815       16,856 SH   SOLE              0   0   16,856
Merck & Co Inc                 COM      589331 10 7      792       20,887 SH   SOLE              0   0   20,887
Microsoft Corp                 COM      594918 10 4    3,333      117,451 SH   SOLE              0   0  117,451
Motorola Inc                   COM      620076 10 9      605       65,122 SH   SOLE              0   0   65,122
Mueller Water Products        CL A      624758 10 8      567       69,404 SH   SOLE              0   0   69,404
Mueller Water Products        CL B      624758 20 7      121       15,425 SH   SOLE              0   0   15,425
New York Times Co             CL A      650111 10 7      523       27,710 SH   SOLE              0   0   27,710
Nike Inc.                     CL B      654106 10 3    1,371       20,165 SH   SOLE              0   0   20,165
Oracle Corp		       COM      68389X 10 5      869       44,429 SH   SOLE              0   0   44,429
Pentair Inc.                   COM      709631 10 5    1,869       58,610 SH   SOLE              0   0   58,610
Pepsico Inc                    COM      713448 10 8    5,454       75,543 SH   SOLE              0   0   75,543
Pfizer Inc                     COM      717081 10 3    4,353      207,992 SH   SOLE              0   0  207,992
Procter & Gamble Co            COM      742718 10 9    4,817       68,751 SH   SOLE              0   0   68,751
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      491        7,125 SH   SOLE              0   0    7,125
Schlumberger Ltd               COM      806857 10 8    6,206       71,342 SH   SOLE              0   0   71,342
Snap On Inc                    COM      833034 10 1    1,217       23,950 SH   SOLE              0   0   23,950
Spectra Energy Corp            COM      847560 10 9      949       41,725 SH   SOLE              0   0   41,725
Starbucks Corp                 COM      855244 10 9      914       52,250 SH   SOLE              0   0   52,250
Sysco Corp                     COM      871829 10 7    2,176       74,985 SH   SOLE              0   0   74,985
Target Corp                    COM      87612e 10 6    3,172       62,596 SH   SOLE              0   0   62,596
Time Warner Inc                COM      887317 10 5    1,607      114,688 SH   SOLE              0   0  114,688
U S T Inc                      COM      902911 10 6      686       12,600 SH   SOLE              0   0   12,600
Union Pac Corp                 COM      907818 10 8    1,087        8,675 SH   SOLE              0   0    8,675
United Natural Foods Inc       COM      911163 10 3      311       16,625 SH   SOLE              0   0   16,625
United Parcel Service Inc      COM      911312 10 6    3,189       43,680 SH   SOLE              0   0   43,680
Verizon Communications         COM      92343v 10 4    2,394       65,681 SH   SOLE              0   0   65,681
Viacom Inc                    CL B      925524 30 8      533       13,475 SH   SOLE              0   0   13,475
Visa Inc                      CL A      92826C 83 9      548        8,800 SH   SOLE              0   0    8,800
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,902       64,473 SH   SOLE              0   0   64,473
Wal Mart Stores Inc            COM      931142 10 3    1,515       28,763 SH   SOLE              0   0   28,763
Walgreen Co.                   COM      931422 10 9    2,390       62,770 SH   SOLE              0   0   62,770
Watts Water Tech Inc.         CL A      942749 10 2    1,391       49,660 SH   SOLE              0   0   49,660
Wells Fargo & Co New           COM      949746 10 1    1,450       49,841 SH   SOLE              0   0   49,841
Wyeth                          COM	983024 10 0    3,505       83,938 SH   SOLE              0   0   83,938
Yahoo Inc                      COM      984332 10 6    1,476       51,045 SH   SOLE              0   0   51,045
Zimmer Hldgs Inc               COM      98956P 10 2    1,800       23,125 SH   SOLE              0   0   23,125
